Share-Based Compensation - Summary of Share-based Compensation Under Each Plan According to Change in Estimate (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense	€ 148	€ 217
AGA S 2016-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense	0	0
AGA S 2016-2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense	0	0
AGA D 2016-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense	0	0
AGA D 2016-2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense	0	0
SO 2016-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense	0	0
SO 2016-2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense	0	0
SO US 2016-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense	0	0
SO US 2016-2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense	0	0
AGA S 2017-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense	0	0
AGA S 2017-2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense	0	0
AGA D 2017-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense	0	0
AGA D 2017-2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense	0	0
SO 2017-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense	0	0
SO 2017-2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense	0	0
SO US 2017-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense	0	0
SO US 2017-2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense	0	0
BSA-2017-A
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense	0	0
BSA-2017-B
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense	0	0
AGA S 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense	0	0
AGA D 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense	0	0
SO 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense	0	93
SO US 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense	0	12
AGA S 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense	6	21
AGA D 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense	3	13
SO 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense	51	19
SO 2019 - US
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense	(10)	6
BSA 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense	0	0
SO US 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense	0	0
SO D 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense	7	7
SO C 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense	20	22
SO US 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense	9	9
AGA S 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense	18	15
AGA D 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense	4	0
SO D 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense	7	0
SO C2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense	31	0
SO US 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense	€ 5	€ 0